Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Total	Common Stock	Additional Paid In Capital	Accumulated Deficit	Series A Preferred Stock	Series B Preferred Stock	Series D Preferred Stock
Beginning balance at Dec. 31, 2014	$ (1,454,602)	$ 27,001	$ 805,532	$ (2,287,135)
Beginning balance, shares at Dec. 31, 2014		27,000,000
Common stock issued for services	375,000	$ 1,500	373,500
Common stock issued for services, shares		1,500,000
Series A Preferred stock issued with warrants	2,450,000		2,449,976		$ 24
Series A Preferred stock issued with warrants, shares					24,400
Conversion of secured convertible notes and interest	891,400		891,391		$ 9
Conversion of secured convertible notes and interest, shares					8,914
Series B Preferred stock issued with warrants	700,000		700,000			$ 7
Series B Preferred stock issued with warrants, shares						7,000
Stock issuance costs padi in cash	(406,981)		(406,981)
Stock options and stock warrants	445,652		445,652
Stock warrants issued with convetible notes	60,771		60,771
Dividends	(81,936)			(81,936)
Net loss	(3,339,768)			(3,339,768)
Ending balance at Dec. 31, 2015	(360,464)	$ 28,500	5,319,835	(5,708,839)	$ 33	$ 7
Ending balance, shares at Dec. 31, 2015		28,500,000			33,314	7,000
Net proceeds from issuance of common stock and warrants	344,248	$ 667	343,581
Net proceeds from issuance of common stock and warrants, shares		666,666
Issuance of common stock for cashless exercise of warrants		$ 393	(393)
Issuance of common stock for cashless exercise of warrants, shares		392,764
Conversion of series D preferred stock to common stock		$ 1,099	(1,098)				$ (1)
Conversion of series D preferred stock to common stock, shares		1,098,933					(1,099)
Conversion of interest to series B preferred stock	108,844		108,843			$ 1
Conversion of interest to series B preferred stock, shares						1,063
Conversion of common stock to Series D preferred stock	2						$ 2
Conversion of common stock to Series D preferred stock, shares							2,013
Common stock issued commissions and placement agreement	322	$ 322
Common stock issued commissions and placement agreement, shares		322,015
Issuance of common stock for cash	2,626	$ 2,626
Issuance of common stock for cash, shares		2,626,308
Recapitalization	288	$ 288
Recapitalization, shares		287,896
Liquidated damages on preferred stock and warrants	3,329,993		3,329,993
Stock based compensation	484,692		484,692
Stock warrants issued with convetible notes	255,203		255,203
Stock warrants issued with note payable - related party	193,652		193,652
Stock warrants issued with promissory note	41,633		41,633
Dividends	(177,234)			(177,234)
Net loss	(7,391,907)			(7,391,907)
Ending balance at Dec. 31, 2016	(3,168,103)	$ 33,895	$ 10,040,491	$ (13,277,981)	$ 33	$ 8	$ 1
Ending balance, shares at Dec. 31, 2016		33,894,582			33,314	8,063	914
Net loss	(5,762,470)
Ending balance at Sep. 30, 2017	$ (7,781,082)